13000794

NASDAQ
THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

Received SEC

MAR 14 2013

Washington, DC 20549

By Electronic Mail

March 14, 2013

CF-IT/DAS

001-32590

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 14, 2013 The Nasdaq Stock Market (the "Exchange") received from Community Bankers Trust Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Lisa Roberts